Note 16 - Related Party Transactions	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of related party [text block]
16.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:
	2018	2017	2016

Salaries	$1,216,250	$932,133	$2,047,634
Share-based payments (1)	2,449,683	2,110,773	3,061,686

Total	$3,665,933	$3,042,906	$5,109,320

(
1
) Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

In
2016,
the Company paid or accrued
$150,000
in consulting fees to a director for strategic, technology, integration and general business consulting services.

The Company paid or accrued
$115,740
in fees for the year ended
December 31, 2018 (
2017
-
$115,660,
2016
-
$113,250
) to a law firm, of which a director is counsel, for legal services rendered to the Company.